Contracts assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONTRACT ASSETS
Beginning balance	$ 943	$ 1,644
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	141	188
Increase in contract liabilities included in contract assets during the year	(115)	(186)
Increase in contract assets from revenue recognized during the year	664	834
Contract assets transferred to trade receivables	(859)	(1,376)
Acquisitions	0	0
Contract terminations transferred to trade receivables	(89)	(145)
Discontinued operations	0	(1)
Other	(20)	(15)
Ending balance	665	943
CONTRACT LIABILITIES
Opening balance	959	890
Revenue recognized included in contract liabilities at the beginning of the year	(678)	(643)
Increase in contract liabilities during the year	752	688
Contract assets transferred to trade receivables	50	51
Acquisitions	13	0
Contract terminations transferred to trade receivables	4	19
Discontinued operations	0	0
Reclassified to liabilities held for sale	(7)	0
Other	(48)	(46)
Ending balance	1,045	959
Contract assets
CONTRACT LIABILITIES
Allowance for doubtful accounts	$ 20	$ 59	$ 68